Shareholders Equity (Details Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 28, 2013	Dec. 28, 2012
Share purchases [Abstract]
Purchase of shares, Value	$ 42,016	$ 64,351	$ (309,701)
Treasury Stock, Shares, Acquired	1,044,136	1,850,746
Payments related to tax withholding for share-based compensation	9,430	3,556	4,149
Share-based awards [Abstract]
Fair market value of ordinary shares	100.00%
Award expiration period	10 years
Exchange rate for restricted shares of other share based award	1.56
Exchange rate for ordinary shares	1
Number of additional plans available	2
Capital shares reserved for future issuance	2,752,919
Restricted Share Units [Abstract]
Compensation cost	27,786	32,928	25,413
Restricted Share Awards [Abstract]
Restricted stock award, net of forfeitures			0
Share-based Compensation [Abstract]
Compensation cost	27,786	32,928	25,413
Allocation of recognized period costs, capitalized amount	254	130	101
Unrecognized share based compensation	40,443
Total compensation cost not yet recognized, period for recognition	2 years 8 months
Employee Stock Option [Member]
Share options [Abstract]
Service Period	Options generally vest quarterly over 3 years for non-employee directors and 25% after one year and quarterly for 12 quarters thereafter for employees
Total intrinsic value of options exercised	14,860	6,648	1,900
Restricted Share Units [Abstract]
Service Period	Options generally vest quarterly over 3 years for non-employee directors and 25% after one year and quarterly for 12 quarters thereafter for employees
Restricted Stock Units [Member]
Share options [Abstract]
Service Period	RSUs generally vest quarterly for two to three years for non-employee supervisory board directors and 25% after one year and quarterly for 12 quarters thereafter for employees
Restricted Share Units [Abstract]
Service Period	RSUs generally vest quarterly for two to three years for non-employee supervisory board directors and 25% after one year and quarterly for 12 quarters thereafter for employees
Grants in period	225,000
Grants in period not probale of achievement	180,000
Maximum compensation for probabilty awards	7,169
Total fair value of shares vested	20,629	12,397	14,047
Restricted Share Awards [Member]
Restricted Share Units [Abstract]
Weighted average fair value of restricted share units granted	$ 0.00
Restricted Share Awards [Abstract]
Award vesting, percentage vested					50.00%
Award vesting, final percentage vested				50.00%
Restricted stock award, net of forfeitures	15,843
Ordinary Shares [Member]
Share purchases [Abstract]
Share repurchase program authorized shares	6,500,000
Remaining number of shares authorized to be repurchased	5,532,126
Treasury Shares [Member]
Share purchases [Abstract]
Purchase of shares, Value	42,016	64,351	309,701
Treasury Stock, Shares, Acquired	1,044,000	1,851,000	9,901,000
Restricted Share Awards [Abstract]
Restricted stock award, net of forfeitures			$ 10,754